WARRANT LIBILITY (Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2015 USD ($)
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 1,890
Ending balance	1,050
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 1,890
Warrants issued
Fair value change of the issued warrants included in earnings	$ (840)
Ending balance	$ 1,050